Income Tax	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income tax
10. Income tax
The major components of
income
tax expense for the
years
ended December 31, 2021, 2020 and 2019 are as follows:
Consolidated profit or loss

	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Current income tax:
Current income tax charge	1,783	10,143	9,174
Overprovision in prior years	(1,899)	(1,912)	—
Deferred tax	1,151	(4,609)	(73)

Income tax expense reported in profit or loss	1,035	3,622	9,101

Reconciliation of tax expense and the accounting profit/(loss) multiplied by China’s domestic tax rate of 25% for 2021, 2020 and 2019:

	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Accounting (loss)/profit before tax	(58,582)	(11,592)	65,863
At China’s statutory income tax rate	(14,645)	(2,898)	16,466
Effect of lower tax rate (Note)	16,922	8,691	(6,460)
Loss attributable to a joint venture	123	2	—
Non-deductible expenses for tax purposes	824	1,718	31
Super deductions	(2,406)	(2,086)	(1,028)
Adjustments in respect of current tax of previous periods	(1,899)	(1,912)	—
Unrecognised tax losses	2,116	107	92

At the effective income tax rate of -2% (2020: -31%; 2019: 14%)	1,035	3,622	9,101

Income tax expense reported in profit or loss	1,035	3,622	9,101

Note:
The amount represented (i) a reduced enterprise income tax rate of 15% and certain other preferential tax benefits available to a qualified HNTE under PRC tax laws and regulations entitled by Beijing Kuke Music and (ii) the effects of different tax rates in relation to other jurisdictions.

  Uncertain tax positions
The tax authority of the PRC government conducts
periodic
and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their rel
e
vant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities. In general, the tax authorities have three to five years to conduct examinations of the tax filings of the Group’s subsidiaries. Accordingly, the subsidiaries’ tax years of 2018 through 2021 remain open to examination by the respective tax authorities.
As of December 31, 2021 and 2020, the Group had accrued liabilities for uncertain tax positions of RMB1,395,000 and RMB411,000, respectively. The Group does not anticipate any significant increases or decreases to its liability for unrecognised tax benefits within the next twelve months. As of December 31, 2021 and 2020, the interest and penalties in connection with unrecognised tax benefits was assessed to be minimal.
  Deferred tax
  Reconciliation of deferred tax assets and liabilities:

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000

Deferred tax assets	7,736	8,917
Deferred tax liabilities	(1,417)	(1,447)

Net deferred tax	6,319	7,470

	January 1, 2020	Acquisition from business combinations	Credited/ (charged) to profit or loss	December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000

Leases	8	77	10	95
Expected credit losses on debt financial assets	2,386	55	3,941	6,382
Trade payables, accrual and provisions	1,402	—	1,038	2,440
Tax losses	—	405	(405)	—
Fair value adjustment arising from business combinations	—	(1,472)	25	(1,447)

Total	3,796	(935)	4,609	7,470

	January 1, 2021	Acquisition from business combinations	Credited/ (charged) to profit or loss	December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
Leases	95	—	61	156
Expected credit losses on debt financial assets	6,382	—	(1,314)	5,068
Trade payables, accrual and provisions	2,440	—	72	2,512
Fair value adjustment arising from business combinations	(1,447)	—	30	(1,417)

Total	7,470	—	(1,151)	6,319

The Group had tax losses arising in Mainland China of RMB9,133,000 and RMB
550,000
 as at December 31, 2021 and 2020, respectively, that will expire in one to five years for offsetting against future taxable profits of the companies in which the losses arose.
Deferred tax assets have not been recognised in respect of the tax losses as at December 31, 2021 and 2020 as the directors consider that it is currently not probable that future taxable profits will be available against which the tax losses can be utilised.
Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in Mainland China. A lower withholding tax rate may be applied if there is a tax treaty between Mainland China and the jurisdiction of the foreign investors. For the Group, the applicable rate is 5% or 10%. The Group is therefore liable for withholding taxes on dividends distributed by the subsidiaries established in Mainland China to foreign shareholders in respect of earnings generated.
At December 31, 2021 and 2020, the directors of the Company estimated that the retained earnings
of the PRC subsidiaries and a joint venture would be retained in Mainland China for use in future operations and investments. In the opinion of the directors, it is not probable that these subsidiaries and a joint venture will distribute such earnings in the foreseeable future to their foreign shareholders. The aggregate amounts of temporary differences for the undistributed earnings associated with the investments in subsidiaries and a joint venture in Mainland China for which deferred tax liabilities have not been recognised were approximately RMB217,324,000 and RMB189,561,000 at December 31, 2021 and 2020, respectively. The Group has determined that the undistributed profits of its PRC subsidiaries and a joint venture will not be distributed in the foreseeable future.